Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax charges (benefits) within accumulated other comprehensive income (loss), adjustments		$ 606,000,000	$ (272,000,000)	$ (259,000,000)
Net tax benefit related to reversals of deferred tax liabilities	25,000,000	(334,000,000)	114,000,000	(134,000,000)
Undistributed earnings intends to reinvest for which no tax have been provided		1,400,000,000	1,000,000,000	1,000,000,000
Undistributed Non U S Earnings not permanently re-invested		450,000,000
Payments Related to Tax Withholding for Intercompany Foreign Dividend		87,000,000
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount		337,000,000
Federal statutory tax rate		35.00%
Gross deferred tax assets		3,700,000,000	4,300,000,000
Deferred tax assets, net of valuation allowances		3,500,000,000	4,100,000,000
Gross deferred tax liabilities		1,100,000,000	1,300,000,000
Valuation allowance		200,000,000	260,000,000
Valuation allowance - deferred tax assets relating to non-U.S subsidiaries		178,000,000	234,000,000
Decrease in valuation allowance - deferred tax assets relating to non-U.S. subsidiaries		(56,000,000)	(102,000,000)
Unrecognized tax benefits		147,000,000	157,000,000	186,000,000
Unrecognized tax benefits that would impact effective tax rate if recognized		125,000,000	134,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additions for tax positions of prior years		70,000,000	10,000,000
Reduction in unrecognized tax benefits during period resulting from settlements with tax authorities		82,000,000	22,000,000
Portion of reduction in unrecognized tax benefits for settlements recognized as a tax benefit		63,000,000
Unrecognized tax charge with potential to be recognized in next 12 months, lower end of range		(50,000,000)
Unrecognized tax benefits with potential to be recognized in next 12 months, higher end of range		75,000,000
Change in cash payment of unrecognized tax benefits, upper end of range		25,000,000
Unrecognized tax benefits, accrued for interest		25,000,000	23,000,000
Unrecognized tax benefits, accrued for penalties		27,000,000	29,000,000
Foreign Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additions for tax positions of prior years		63,000,000
Tax benefit related to reversal of valuation allowance			60,000,000
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax benefit related to reversal of valuation allowance				$ 274,000,000